Accounts Receivable, Net	6 Months Ended
Jun. 30, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable, net comprised the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Accounts receivable	7,751,252	2,744,144	349,929
Allowance for expected credit loss	(465,974)	(808,633)	(103,116)
Total	7,285,278	1,935,511	246,813

Allowance for expected credit losses consists of the following:

	As of December 31, 2025	As of June 30, 2026
	HKD	HKD	USD
Beginning balance of the year/period	2,668,186	465,974	59,420
(Reversal)/Provision	(2,202,718)	345,625	44,074
Exchange realignment	506	(2,966)	(378)
Ending balance of the year/period	465,974	808,633	103,116